Fees Summary	Sep. 24, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,045,000
Previously Paid Amount	0.00
Total Fee Amount	282.41
Total Offset Amount	0.00
Net Fee	282.41
Narrative - Max Aggregate Offering Price	$ 2,045,000
Final Prospectus	true